Accounts Payable (Details) - Schedule of composition of accounts payable - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of composition of accounts payable [Abstract]
Trade payables	$ 2	$ 1
Employees, consultants and payroll accruals		26
Accrued expenses	252	205
Total accounts payable	$ 254	$ 232